Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2020	2019
Income tax benefit at U.S. federal statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	5.9	5.4
Federal and state research and development tax credits	4.4	14.0
Nondeductible/nontaxable permanent items	(0.7)	(2.7)
Other	(1.7)	0.2
Change in valuation allowance	(28.9)	(37.9)

Effective tax rate	—%	—%

Summary of deferred tax assets and liabilities

	Year Ended December 31,
	2020	2019
	(in thousands)
Deferred tax assets
Net operating loss carryforwards	$11,085	$3,958
Research and development credit carryforwards	5,213	3,076
Operating lease liability	2,154	2,373
Deferred revenue	11,891	8,948
Accruals and reserves	648	479
Capitalized research costs	2,506	—
Other	88	52
Total gross deferred tax assets	33,585	18,886
Valuation allowance	(30,945)	(15,906)
Net deferred tax assets	2,640	2,980
Deferred tax liabilities
Depreciation	(597)	(689)
Right-of-use asset	(2,043)	(2,291)

Total gross deferred tax liabilities	(2,640)	(2,980)

Net deferred taxes	$—	$—

Summary of net increase in the valuation allowance	The Company had a net increase in the valuation allowance of $15.0 million during 2020 related primarily to the increase in net operating loss carryforwards and research and development tax credit carryforwards, as follows:

	Year Ended December 31,
	2020	2019
	(in thousands)

Valuation allowance as of beginning of year	$15,906	$10,559
Increases recorded to income tax provision	15,039	5,347

Valuation allowance as of end of year	$30,945	$15,906